Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Foreign currency gain	₩ 970,306	₩ 969,425	₩ 1,543,909
Gain on disposal of property, plant and equipment	6,620	101,227	14,637
Gain on disposal of intangible assets	239	308
Reversal of impairment loss on intangible assets	348	35
Rental income	3,584	2,212	5,152
Others	23,040	8,539	28,103
Other income	₩ 1,004,137	₩ 1,081,746	₩ 1,591,801